COSTS OF SALES (Tables)	12 Months Ended
Dec. 31, 2021
COSTS OF SALES
Schedule of Costs of Sales

	2021	2020	2019
Direct costs of sales	(16,199)	(14,058)	(14,919)
Indirect costs of sales	(9,443)	(9,225)	(8,990)
Total costs of sales	(25,643)	(23,283)	(23,909)